================================================================================

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997
                                  (UNAUDITED)
================================================================================

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                               TABLE OF CONTENTS

Statements of Investments:
     Government Bond Fund................................................................     1
     Asset Allocation Fund...............................................................     2
     Growth Opportunities Fund...........................................................     5
     Large Company Growth Fund...........................................................     8

Statements of Assets and Liabilities.....................................................    10
Statements of Operations.................................................................    11
Statements of Changes in Net Assets......................................................    12
Financial Highlights.....................................................................    14
Notes to Financial Statements............................................................    16

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              GOVERNMENT BOND FUND

              STATEMENT OF INVESTMENTS -- JUNE 30,1997 (UNAUDITED)

 ------------------------------------------------------
 PRINCIPAL   SECURITY                            VALUE
 ------------------------------------------------------
             U. S. GOVERNMENT AND AGENCY OBLIGATIONS
             (25.3%)
 $1,000,000  Resolution Funding Corp.,
             Principal STRIP, 2000            $   814,469
  2,000,000  Resolution Funding Corp.,
             Principal STRIP, 2016                514,858
  2,000,000  Resolution Funding Corp.,
             Principal STRIP, 2020                407,878
  1,000,000  U. S. Treasury Bond, 6.25%, 2023     925,312
    900,000  U. S. Treasury Notes, 7.50%,
             2001                                 937,968
    750,000  U. S. Treasury Notes, 6.50%,
             2005                                 748,125
                                              -----------
             TOTAL U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS
             (cost $4,443,270)                  4,348,610
                                              -----------
             MORTGAGE-BACKED SECURITIES (68.2%)
    302,345  FHLMC GOLD 5Y,
             Pool #G50324, 6.50%, 2001            303,491
    303,437  FHLMC GOLD 15Y,
             Pool #E20150, 8.50%, 2009            314,112
    279,789  FHLMC GOLD 15Y,
             Pool #E62574, 6.50%, 2011            274,570
    872,337  FHLMC GOLD 15Y,
             Pool #G63959, 7.00%, 2011            872,301
    903,989  FHLMC GOLD 30Y,
             Pool #D55955, 8.00%, 2024            927,609
    944,837  FHLMC GOLD 30Y,
             Pool #D65545, 6.50%, 2025            907,033
    984,873  FNMA GOLD 30Y,
             7.00%, Pool #1936, 2005              995,162
    446,580  FNMA 7Y, 7.00%
             Pool #359952, 2003                   449,277
    716,924  FNMA 15Y, 7.50%,
             Pool #279759, 2009                   729,448
    247,503  FNMA 15Y, 6.50%,
             Pool #356206, 2011                   242,630

 ------------------------------------------------------
 PRINCIPAL   SECURITY                      VALUE
 ------------------------------------------------------
             MORTGAGE-BACKED SECURITIES
             (CONTINUED)
   $460,141  FNMA 30Y, 6.50%,
             Pool #250375, 2025               $   440,856
    974,492  FNMA 30Y, 6.50%,
             Pool #341811, 2026                   932,685
    717,098  FNMA 30Y, 8.50%,
             Pool #348707, 2026                   745,165
    595,023  GNSF 30Y, 7.50%,
             Pool #326977, 2023                   599,884
    490,556  GNSF 30Y, 9.00%,
             Pool #780029, 2024                   519,866
    877,343  GNSF 30Y, 7.00%,
             Pool #404252, 2025                   862,068
    122,327  GNSF 30Y, 7.00%,
             Pool #405535, 2025                   120,197
    494,927  GNSF 30Y, 7.50%,
             Pool #2341, 2026                     494,797
    991,869  GNSF II 30Y,
             8.00%, Pool #2397, 2027            1,010,883
                                              -----------
             TOTAL MORTGAGE-BACKED SECURITIES
             (cost $11,686,777)                11,742,034
                                              -----------
             TOTAL INVESTMENTS IN SECURITIES
             (cost $16,130,047)                16,090,644
                                              -----------
             REPURCHASE AGREEMENT (5.9%)
  1,011,000  Prudential Securities, Inc.,
             6.05%, dated 06/30/97, 07/01/97,
             Collateralized by $999,000 U.S.
             Treasury Notes, 6.875%,
             05/15/06, market value
             $1,031,975 (cost $1,011,000)       1,011,000
                                              -----------
             TOTAL INVESTMENTS
             (cost $17,141,047)               $17,101,644
                                              ===========

--------------------------------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviations in the above statement stand for the following:
    FHLMC Federal Home Loan Mortgage Corporation
    FNMA  Federal National Mortgage Association
    GNSF   Ginnie Mae Single Family

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               1

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             COMMON STOCK (51.0%)
             CAPITAL GOODS (3.6%)
     1,800   BWP-IP Holding, Inc.             $    36,562
       900   Case Corp.                            61,988
     1,600   Cooper Industries, Inc.               79,600
     2,400   Emerson Electric Co.                 132,150
     5,900   General Electric Co.                 385,713
     1,700   Ingersoll Rand Co.                   104,975
     2,800   Teleflex, Inc.                        87,500
     2,200   Thermo Electron Corp.*                75,625
                                              -----------
                                                  964,113
                                              -----------
             CONSUMER DURABLE (1.4%)
     3,800   Autozone Inc.*                        89,538
     4,100   Chrysler Corp.                       134,531
     2,000   Lear Corp.*                           88,750
     1,100   Whirlpool Corp.                       60,019
                                              -----------
                                                  372,838
                                              -----------
             CONSUMER NON-DURABLE (5.8%)
     4,000   Archer-Daniels-Midland Co.            94,000
     2,700   Coca Cola Co.                        182,250
     1,400   Dole Foods, Inc.                      59,850
     2,100   McCormick & Co., Inc.                 53,025
     5,100   PepsiCo, Inc.                        191,569
     6,300   Philip Morris Companies, Inc.        279,562
       900   Procter & Gamble Co.                 127,125
     1,900   Quaker Oats Co.                       85,262
     2,600   Revlon Inc. Class A*                 134,712
     3,100   RJR Nabisco Holding Corp.            102,300
     3,100   Supervalu, Inc.                      106,950
     3,400   Sysco Corp.                          124,100
     1,100   Universal Corp. -- VA                 34,925
                                              -----------
                                                1,575,630
                                              -----------
             CONSUMER SERVICES (2.9%)
     1,400   Belo, (AH) Corp. Del A                58,275
     4,400   CUC, International, Inc.*            113,575
     2,300   Callaway Golf Co.                     81,650
       900   Walt Disney Co.                       72,225
     3,450   Hasbro Inc.                           97,894
     3,300   Hilton Hotels Corp.                   87,656
     1,400   MGM Grand, Inc.*                      51,800
     1,800   Mattel, Inc.                          60,975
     3,300   Time Warner, Inc.                    159,225
                                              -----------
                                                  783,275
                                              -----------
             ENERGY (3.8%)
     1,300   Ashland, Inc.                         60,287
     1,900   Atlantic Richfield Co.               133,950
     1,200   Devon Energy Corp.                    44,100
     1,100   Dresser Industries, Inc.              40,975
     4,300   Exxon Corporation                    264,450
     2,100   Mapco, Inc.                           66,150

 ------------------------------------------------------
  SHARES     SECURITY                           VALUE
 ------------------------------------------------------
             ENERGY (CONTINUED)
     2,600   Mobil Corp.                      $   181,675
     2,800   Tosco Corp.                           83,825
     2,900   USX -- Marathon Group                 83,738
     1,500   Weatherford Enterra, Inc.*            57,750
                                              -----------
                                                1,016,900
                                              -----------
             FINANCIAL SERVICES (7.7%)
       200   American International Group,
             Inc.                                  29,875
     2,800   Bankamerica Corp.                    180,775
       800   CIGNA Corp.                          142,000
     3,000   Equitable Companies, Inc.             99,750
     4,500   Fannie Mae                           196,312
     1,500   First Union Corp.                    138,750
       700   First Virginia Banks, Inc.            42,219
     1,900   Fleet Financial Group, Inc.          120,175
     1,400   Hartford Financial Services
             Group                                115,850
     2,100   Mellon Bank Corp.                     94,763
     1,900   Morgan Stanley Dean Witter,
             Discover & Co.*                       81,819
     2,200   National City Corp.                  115,500
     1,300   Pacific Century Financial Corp.       60,125
       700   Provident Companies, Inc.             37,450
     2,100   Regions Financial Corp.               66,412
     2,300   SouthTrust Corp.                      95,163
     2,100   Suntrust Banks, Inc.                 115,631
       900   Transamerica Corp.                    84,206
     3,000   Travelers Group, Inc.                189,188
       900   Washington Mutual, Inc.               53,775
                                              -----------
                                                2,059,738
                                              -----------
             HEALTHCARE (6.4%)
     2,500   Abbott Laboratories                  166,875
     1,300   Amgen, Inc.                           75,562
     2,000   Baxter International, Inc.           104,500
     1,400   Boston Scientific Corp.*              86,013
     3,000   Bristol-Meyers Squibb Co.            243,000
       950   Cardinal Health, Inc.                 54,387
     1,000   Centocor, Inc.*                       31,063
     2,500   Columbia/HCA Health Care Corp.        98,281
     1,000   Guidant Corp.                         85,000
       600   HBO & Company                         41,325
     1,700   Lilly Eli & Co.                      185,831
     3,000   Merck & Co., Inc.                    310,500
     1,300   Phycor Inc.*                          44,769
     2,900   Schering-Plough Corp.                138,838
     1,400   Vencor, Inc.*                         59,150
                                              -----------
                                                1,725,094
                                              -----------
             RAW MATERIALS (2.7%)
     1,300   Betzdearborn, Inc.                    85,800
     1,600   Du Pont (E.I.) De Nemours & Co.      100,600
     1,700   Ferro Corp.                           63,006
     2,000   Goodrich (B.F.) Co.                   86,625
     1,400   Lubrizol Corp.                        58,713
     2,000   Monsanto Company                      86,125

 2              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             RAW MATERIALS (CONTINUED)
     1,800   Morton International, Inc.       $    54,338
     1,800   Nalco Chemical Co.                    69,525
     1,400   Praxair, Inc.                         78,400
     2,700   Wellman, Inc.                         46,912
                                              -----------
                                                  730,044
                                              -----------
             RETAIL (2.8%)
     2,425   Dollar General Corp.                  90,937
     4,000   Just For Feet, Inc.*                  69,750
     3,300   Kroger Co.*                           95,700
     5,100   Officemax, Inc.*                      73,631
     1,300   Outback Steakhouse, Inc.*             31,444
     1,800   TJX Companies, Inc.                   47,475
     3,000   Toys R Us Inc.*                      105,000
     7,400   Wal-Mart Stores, Inc.                250,213
                                              -----------
                                                  764,150
                                              -----------
             SHELTER (1.0%)
     3,600   Kaufman & Broad Home Corp.            63,225
     1,700   Masco Corp.                           70,975
     1,700   Pentair, Inc.*                        55,888
     1,300   Weyerhauser Company                   67,600
                                              -----------
                                                  257,688
                                              -----------
             TECHNOLOGY (7.9%)
       800   Altera Corp.*                         40,400
     2,600   Analog Devices, Inc.*                 69,062
     1,300   Applied Materials, Inc.*              92,056
     1,400   BMC Software Inc.*                    77,525
     1,500   Cadence Design Systems, Inc.*         50,250
     2,700   Cisco Systems, Inc.*                 181,237
     1,300   Compaq Computer Corp.*               129,025
     1,000   Dell Computer Corp.*                 117,438
       700   General Motors Corp. Class H          40,425
     2,700   Hewlett-Packard Co.                  151,200
     2,000   Intel Corp.                          283,625
     2,600   International Business Machines      234,488
       900   Lockheed Martin Corp.                 93,206
     1,180   Lucent Technologies, Inc.             85,034
     2,800   Microsoft Corp.*                     353,850
     2,200   Orbital Sciences Corp.*               34,925
     1,700   ROHR, Inc.*                           37,294
     1,100   Teradyne, Inc.*                       43,175
                                              -----------
                                                2,114,215
                                              -----------
             UTILITIES (5.0%)
     1,300   AES Corp.*                            91,975
     1,400   Century Telephone Enterprises,
             Inc.                                  47,162
     4,700   Edison International                 116,912
     2,800   Enron Corp.                          114,275
     2,600   GPU, Inc.                             93,275
     4,300   GTE Corp.                            188,662
     2,600   MCI Communications Corp.              99,531
     1,800   MCN Corp.                             55,125

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             UTILITIES (CONTINUED)
     1,400   National Fuel Gas Co.            $    58,713
     3,000   New York St. Electric & Gas
             Corp.                                 62,625
     3,100   SBC Communications, Inc.             191,813
     2,600   Sprint Corporation                   136,825
     2,300   Texas Utilities Co.                   79,206
                                              -----------
                                                1,336,099
                                              -----------
             TOTAL COMMON STOCK
             (cost $12,718,939)                13,699,784
                                              -----------
----------
 PRINCIPAL
----------

             CORPORATE BONDS (8.0%)
             BANKS (1.9%)
$  250,000   Banco Central Hispano
             7.50%, 06/15/05                      252,811
   250,000   Huntington National Bank
             6.75%, 06/15/03                      246,834
                                              -----------
                                                  499,645
                                              -----------
             BROKER DEALERS (1.5%)
   200,000   Lehman Brothers Holdings, Inc.
             8.875%, 11/01/98                     206,376
   200,000   Morgan Stanley Group
             6.50%, 03/15/01                      198,531
                                              -----------
                                                  404,907
                                              -----------
             DIVERSIFIED FINANCE (2.1%)
   100,000   Associates Corp. of North
             America
             6.125%, 02/01/98                     100,106
   250,000   Chrysler Financial Corp.
             5.875%, 02/07/01                     243,615
   200,000   Ford Capital BV
             9.375%, 05/15/01                     217,224
                                              -----------
                                                  560,945
                                              -----------
             RETAIL (0.9%)
   250,000   Sears Roebuck Acceptance Corp.
             7.13%, 05/02/03                      252,445
                                              -----------
             TELECOMMUNICATIONS (0.7%)
   200,000   Ohio Bell Telephone Co.
             5.75%, 05/01/00                      196,480
                                              -----------
             TRANSPORTATION (0.9%)
   250,000   Hunt, J.B., Transport
             6.25%, 09/01/03                      239,159
                                              -----------
             TOTAL CORPORATE BONDS
             (cost $2,136,524)                  2,153,581
                                              -----------
             ASSET-BACKED
             SECURITIES (0.5%)
   128,287   Advanta Mortgage Loan Trust
             94-3A2
             7.60%, 07/25/10
             (cost $127,550)                      129,373
                                              -----------

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               3

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                             ASSET ALLOCATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

----------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
----------------------------------------------------------
             U.S. GOVERNMENT
             MORTGAGE-BACKED
             SECURITIES (5.9%)
$  511,395   FNMA 7 Year Balloon Pool
             #250357
             6.50%, 09/01/02                  $   507,758
   115,945   FNMA Pool #270725
             7.00%, 08/01/25                      113,879
   224,117   GNMA 15Y Pool #412559
             7.00%, 02/15/11                      224,751
   239,695   GNMA 30Y Pool #398663
             7.50%, 05/15/26                      240,543
   492,054   GNMA 30Y Pool #2360
             7.50%, 01/20/27                      491,901
                                              -----------
             TOTAL MORTGAGE-BACKED
             SECURITIES
             (cost $1,569,450)                  1,578,832
                                              -----------
             U.S. TREASURY
             OBLIGATIONS (26.6%)
    50,000   U.S. Treasury Bills,
             4.99-5.11%, 7/10/97                   49,939
   105,000   U.S. Treasury Bills,
             4.84%, 08/28/97                      104,144
   675,000   U.S. Treasury Bond,
             7.875%, 02/15/21                     752,203

----------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
----------------------------------------------------------
             U.S. TREASURY
             OBLIGATIONS (CONTINUED)
 1,500,000   U.S. Treasury Note,
             5.25%, 01/31/01                  $ 1,451,250
$2,400,000   U.S. Treasury Note,
             6.50%, 08/31/01                    2,412,000
 2,275,000   U.S. Treasury Note,
             7.25%, 05/15/04                    2,370,976
                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
             (cost $7,156,754)                  7,140,512
                                              -----------
             TOTAL INVESTMENTS IN SECURITIES
             (cost $23,709,217)                24,702,082
                                              -----------
             REPURCHASE AGREEMENT (9.2%)
 2,479,000   Prudential Securities, Inc.,
             6.05%, dated 06/30/97,
             07/01/97,
             Collateralized by $2,448,000
             U.S. Treasury Note, 6.875%,
             05/15/06, market value
             $2,528,803
             (cost $2,479,000)                  2,479,000
                                              -----------
             TOTAL INVESTMENTS
             (cost $26,188,217)               $27,181,082
                                              ===========

--------------------------------------------------------------------------------
* Denotes a non-income producing security.

Cost for Federal income tax purposes: $26,234,009.

The abbreviations in the above statement stand for the following:

    FNMA  Federal National Mortgage Association
    GNMA  Government National Mortgage Association

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 4              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------
 SHARES   SECURITY                                VALUE
--------------------------------------------------------
          COMMON STOCK (89.5%)
          BUSINESS EQUIPMENT & SERVICES
          (13.1%)
 6,700    America Online, Inc.*             $   372,689
 5,100    Cintas Corp.                          350,625
 9,400    Equifax, Inc.                         349,564
 2,700    Fiserv, Inc.*                         120,488
 3,200    GTech Holdings Corp.*                 103,200
 1,800    HNC Software*                          68,625
 8,400    Manpower, Inc.                        373,800
 5,100    Miller Herman, Inc.                   183,600
12,500    Office Depot, Inc.*                   242,969
 6,400    Omnicom Group                         394,400
10,500    Paychex, Inc.                         399,000
 6,200    Reynolds & Reynolds Co.                97,650
14,400    Staples, Inc.*                        334,800
 4,766    Sterling Commerce, Inc.*              156,682
 5,000    Sungard Data System, Inc.*            232,500
11,800    USA Waste Services, Inc.*             455,775
   700    Viking Office Products, Inc.*          13,300
 3,700    Wallace Computer Services, Inc.       111,231
 6,000    World Access, Inc.*                   123,000
                                            -----------
                                              4,483,898
                                            -----------
          CAPITAL GOODS (3.7%)
    50    Crane Co.                               2,091
 4,875    Diebold, Inc.                         190,125
 1,900    Federal Signal Co.                     47,738
 4,200    Hubbell Inc. Class B                  184,800
 1,700    Precision Castparts Corp.             101,363
 4,500    Sundstrand Corp.                      243,001
12,900    U.S. Filter Corp.*                    351,525
 3,400    York International Corp.              156,400
                                            -----------
                                              1,277,043
                                            -----------
          CONSUMER DURABLE (1.6%)
 5,200    Danaher Corp.                         264,225
 6,100    Harley Davidson, Inc.                 292,419
                                            -----------
                                                556,644
                                            -----------
          CONSUMER NON-DURABLE (7.1%)
29,700    Coca Cola Enterprise                  683,100
 4,300    Dial Corp. (The)                       67,188
 2,600    Dole Foods, Inc.                      111,150
18,500    Flowers Industries, Inc.              311,031
   300    General Cigar Holdings, Inc.*           8,831
 4,700    Intimate Brands, Inc.                  98,700
 3,700    Interstate Bakeries Corp.             219,457
 4,000    Jones Apparel Group*                  191,000
 1,800    Lancaster Colony Corp.                 87,075
 4,700    McCormick & Co., Inc.                 118,675
   200    Nike Inc. Class B                      11,675
 2,900    Nine West Group, Inc.*                110,744
 3,200    Payless Shoe Source*                  175,000
 2,100    Tambrands, Inc.                       104,738
 4,100    Unifi, Inc.                           153,238
                                            -----------
                                              2,451,602
                                            -----------

--------------------------------------------------------
 SHARES   SECURITY                                VALUE
--------------------------------------------------------
          CONSUMER SERVICES (3.2%)
 2,300    Belo, (AH) Corp. Series A         $    95,739
 6,400    Callaway Golf Co.                     227,200
 3,600    Hasbro, Inc.                          102,150
10,700    International Game Technology         189,925
15,600    Mirage Resorts, Inc.*                 393,900
 1,800    Promus Hotel Corp.*                    69,750
                                            -----------
                                              1,078,664
                                            -----------
          ENERGY (7.7%)
 4,900    Anadarko Petroleum Corp.              294,000
 6,800    Apache Corp.                          221,000
 3,900    BJ Services Co.*                      209,138
 5,200    Ensco International, Inc.*            274,300
10,900    Global Marine, Inc.*                  253,425
 5,200    Nabors Industries, Inc.*              130,000
 2,200    Noble Affiliates, Inc.                 85,113
 8,100    Noble Drilling Corp.                  182,756
 3,800    Reading & Bates Corp.                 101,650
 2,600    Smith International, Inc.*            157,950
 1,400    Tidewater, Inc.                        61,600
13,400    Tosco Corp.                           401,164
 2,200    Transocean Offshore, Inc.             159,775
 3,200    Varco International, Inc.*            103,200
                                            -----------
                                              2,635,071
                                            -----------
          FINANCIAL SERVICES -- MISC.
          (12.5%)
10,500    AFLAC, Inc.                           496,125
 2,000    Arm Financial Group*                   40,000
 3,600    Capital One Financial Corp.           135,900
11,200    Franklin Resources, Inc.              812,700
12,800    Imperial Credit Industries,
          Inc.*                                 263,200
 5,200    Money Store, Inc.                     149,175
 8,700    Northern Trust Corp.                  420,864
 4,400    Price, T Rowe & Associates, Inc.      227,150
 8,800    Progressive Corp. OH                  765,600
 5,800    Robert Half International, Inc.*      272,963
 3,700    Schwab, Charles Corp.                 150,544
 4,400    State Street Corp.                    203,500
 7,200    SunAmerica, Inc.                      351,000
                                            -----------
                                              4,288,721
                                            -----------
          HEALTHCARE (7.4%)
 4,700    Allegiance Corp.                      128,075
 1,800    Apria Healthcare Group, Inc.*          31,950
 6,800    Biogen, Inc.*                         230,350
   500    Cardinal Health, Inc.                  28,625
 5,900    Centocor, Inc.*                       183,269

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               5

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

--------------------------------------------------------
 SHARES   SECURITY                                VALUE
--------------------------------------------------------
          HEALTHCARE (CONTINUED)
12,000    Chiron Corp.*                     $   250,500
 2,000    Dentsply International, Inc.           98,000
   700    HBO & Company                          48,213
 4,000    Health Care & Retirement*             133,500
 2,350    Healthcare Compare Corp.*             123,082
 5,500    Hillenbrand Industries, Inc.          261,250
 7,000    Oxford Health Plans, Inc.*            502,250
 1,800    Scherer R. P. Corp.*                   92,925
 8,400    Stryker Corp.                         292,950
 3,200    Watson Pharmaceuticals, Inc.*         135,200
                                            -----------
                                              2,540,139
                                            -----------
          MULTIPLE INDUSTRY (1.5%)
 5,400    Hartford Life, Inc. Class A*          202,500
 6,000    Polo Ralph Lauren Corp.*              164,250
   400    Rambus, Inc.*                          18,600
 4,000    Santa Fe International Corp.*         136,000
                                            -----------
                                                521,350
                                            -----------
          RAW MATERIALS (1.3%)
 6,600    Airgas, Inc.*                         130,763
 2,400    Betzdearborn, Inc.                    158,400
 1,100    Crompton & Knowles Corp.               24,475
 1,100    Cytec Industries, Inc*                 41,113
 1,700    Lyondell Petrochemical Co.             37,081
 3,600    RPM, Inc., Ohio                        66,150
                                            -----------
                                                457,982
                                            -----------
          RETAIL (6.1%)
 3,400    Bed, Bath and Beyond, Inc.*           103,275
 4,300    Claires Stores, Inc.                   75,250
   600    CompUSA, Inc.*                         12,900
 7,531    Consolidated Stores Corp.*            261,711
11,631    Dollar General Corp.*                 436,164
31,600    Just For Feet, Inc.*                  551,025
 4,200    Kohls Corp.*                          222,338
 2,700    Lands End, Inc.*                       79,988
 3,700    Outback Steakhouse, Inc.*              89,494
 3,500    Starbucks Corp.*                      136,281
 2,700    Tiffany & Co.                         124,706
                                            -----------
                                              2,093,132
                                            -----------
          SHELTER (2.5%)
 2,000    Hon Industries, Inc.                   88,500
 7,700    Leggett & Platt, Inc.                 331,100
   500    Masco Corp.                            20,875
 2,800    Redwood Trust, Inc.                   130,900
 3,500    Sealed Air Corp.*                     166,250
 9,400    Sunstone Hotel Investors, Inc.        136,300
                                            -----------
                                                873,925
                                            -----------

--------------------------------------------------------
 SHARES   SECURITY                                VALUE
--------------------------------------------------------
          TECHNOLOGY (18.3%)
10,400    Advanced Fibre Communications,
          Inc.*                             $   627,900
 5,000    Advanced Micro Devices, Inc.*         180,000
 1,900    American Power Conversion Corp.*       36,100
 1,200    Applied Materials, Inc.*               84,975
   500    Aris Corporation*                      10,938
10,675    3COM Corp.*                           480,375
 8,400    A D C Telecommunications, Inc.*       280,350
   100    Adobe Systems, Inc.                     3,506
 9,000    Altera Corp.*                         454,500
 7,333    Analog Devices, Inc.*                 194,784
11,700    Ascend Communications, Inc.*          460,688
 7,500    Atmel Corp.*                          210,000
 8,600    BMC Software, Inc.*                   476,225
 8,200    Cadence Design System, Inc.*          274,700
 2,900    Cascade Communication Corp.*           80,113
   900    Cirrus Logic, Inc.*                     9,450
10,100    Compuware Corp.*                      482,275
 1,500    Dell Computer Corp.*                  176,156
 3,100    Electronic Arts, Inc.*                104,238
   500    Great Plains Software*                 13,500
 1,300    Hewlett-Packard Co.*                   72,800
12,000    Informix Corp.*                       108,000
 3,000    Integrated Device Technology,
          Inc.*                                  31,500
   700    KLA Instruments Corp.*                 34,125
 3,100    Linear Technology Corp.               160,425
 2,600    Maxim Integrated Products, Inc.*      147,875
   100    Seagate Technology*                     3,519
 3,200    Solectron Corp.*                      224,200
 2,800    Structural Dynamics Research
          Corp.*                                 73,500
 1,200    Symbol Technology, Inc.*               40,350
10,500    Teradyne, Inc.*                       412,125
 1,800    Varian Associates, Inc.                97,650
 4,700    Xilinx, Inc.*                         230,595
                                            -----------
                                              6,277,437
                                            -----------
          TRANSPORTATION (0.6%)
 5,500    Illinois Central Corp. Series A       192,156
                                            -----------
          UTILITIES (2.9%)
10,100    360 Communications Company*           172,963
 8,900    AES Corp.*                            629,675
 1,100    LCI International, Inc.*               24,063
 5,200    Seagull Energy Corp.                   91,000
 1,600    Southern New England
          Telecommunications Corp.               62,200
                                            -----------
                                                979,901
                                            -----------
          TOTAL COMMON STOCK
          (cost $26,946,634)                 30,707,665
                                            -----------

 6              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           GROWTH OPPORTUNITIES FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

 ---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
 ---------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS
             (0.1%)
             U.S. Treasury Bills
$   15,000   5.14-5.15%, 07/17/97            $     14,966
    15,000   4.98%-5.15%, 08/07/97                 14,923
    20,000   5.02%, 08/14/97                       19,876
                                             ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS
             (cost $49,762)                        49,765
                                             ------------
             TOTAL INVESTMENTS IN
             SECURITIES
             (cost $26,996,396)                30,757,430
                                             ------------

---------------------------------------------------------
 PRINCIPAL   SECURITY                               VALUE
---------------------------------------------------------
             REPURCHASE AGREEMENT (10.9%)
$3,736,000   Prudential Securities, Inc.,
             6.05%, dated 06/30/97,
             07/01/97, Collateralized by
             $3,689,000 U.S. Treasury Note,
             6.875%, 05/15/06, market value
             $3,810,766
             (cost $3,736,000)               $  3,736,000
                                             ------------
             TOTAL INVESTMENTS
             (cost $30,732,396)              $ 34,493,430
                                             ============

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Cost for Federal income tax purposes: $30,926,518.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT               7

                      THE ONE(R) GROUP(SM)INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

              STATEMENT OF INVESTMENT -- JUNE 30,1997 (UNAUDITED)

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             COMMON STOCK (94.5%)
             BUSINESS AND EQUIPMENT (1.8%)
    11,500   Automatic Data Processing, Inc.  $   540,500
     1,700   Computer Science Corp.               122,613
     9,100   Interpublic Group Cos., Inc.         557,944
                                              -----------
                                                1,221,057
                                              -----------
             CAPITAL GOODS (8.8%)
    16,400   Emerson Electric Co.                 903,025
     1,900   Fluor Corp.                          104,856
    53,100   General Electric Co.               3,471,412
     4,100   Honeywell, Inc.                      311,087
     4,800   Illinois Tool Works, Inc.            239,700
     7,200   Ingersoll Rand Co.                   444,600
     9,000   Molex, Inc.                          328,500
     3,300   Thermo Electron Corp.                113,438
     4,100   Tyco International Ltd.              285,206
                                              -----------
                                                6,201,824
                                              -----------
             CONSUMER DURABLE (0.2%)
     6,200   Autozone, Inc.*                      146,088
                                              -----------
             CONSUMER NON DURABLE (19.8%)
    10,600   Anheuser-Busch Co.                   444,537
    34,700   Coca Cola Co.                      2,342,250
    13,100   Colgate-Palmolive Co.                854,775
     4,500   CPC International, Inc.              415,406
     7,000   Eastman Kodak Co.                    537,250
     9,387   Gillette Company                     889,418
    19,700   Heinz (H.J) Company                  908,663
     2,400   Hershey Foods Corp.                  132,750
     1,400   International Flavor and              70,700
             Fragrances
     3,800   Newell Co.                           150,575
     6,200   Nike Inc. Class B                    361,925
    33,300   PepsiCo, Inc.                      1,250,831
    49,200   Philip Morris Cos., Inc.           2,183,250
     3,400   Pioneer Hi Bred International,       272,000
             Inc.
    12,000   Procter & Gamble Co.               1,695,000
     1,200   Quaker Oats Co.                       53,850
    12,000   Sara Lee Corp.                       499,500
     8,400   Sysco Corp.                          306,600
     2,400   Unilever N.V.                        523,200
                                              -----------
                                               13,892,480
                                              -----------
             CONSUMER SERVICES (5.6%)
     7,400   CUC International, Inc.*             191,013
    12,000   Disney, Walt Co.                     963,000
     7,700   Gannett Company, Inc.                760,375
     8,200   Hilton Hotels Corp.                  217,812
     8,400   Mattel, Inc.                         284,550
    13,500   McGraw-Hill Cos., Inc.               793,969
    14,700   Time Warner, Inc.                    709,275
                                              -----------
                                                3,919,994
                                              -----------

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             ENERGY (1.6%)
     2,400   Halliburton Co.                  $   190,200
     1,000   Mobil Corp.                           69,875
     4,300   Schlumberger Ltd.                    537,500
     6,235   Union Pacific Resource Group,        155,096
             Inc.
     5,000   Unocal Corp.                         194,062
                                              -----------
                                                1,146,733
                                              -----------
             FINANCIAL SERVICES (6.6%)
     8,000   American Express Co.                 596,000
     8,350   American International Group,      1,247,281
             Inc.
     8,900   Chase Manhattan Corp.                863,856
    23,600   Federal National Mortgage          1,029,550
             Association
     2,800   First Union Corp.                    259,000
     2,400   Marsh & McLennan Cos., Inc.          171,300
     1,900   Morgan, J P & Co., Inc.              198,312
     4,300   U.S. Bancorp                         275,738
                                              -----------
                                                4,641,037
                                              -----------
             HEALTHCARE (18.7%)
    17,600   Abbott Laboratories                1,174,800
    15,600   Alza Corp.*                          452,400
     7,700   American Home Products Grp.          589,050
     6,700   Amgen, Inc.                          389,437
     3,000   Baxter International, Inc.           156,750
     3,300   Boston Scientific, Inc.              202,744
    16,800   Bristol-Meyers Squibb Co.          1,360,800
     4,750   Cardinal Health, Inc.                271,938
     4,600   Columbia/HCA Health Care Corp.       180,838
    11,500   Elan Plc ADR*                        520,375
       400   Guidant Corp.                         34,000
     2,800   HealthSouth Corp.                     69,825
    19,000   Johnson & Johnson Co.              1,223,125
    10,600   Lilly Eli & Co.                    1,158,713
     6,500   Medtronic, Inc.                      526,500
    22,600   Merck & Co., Inc.                  2,339,100
    11,300   Pfizer, Inc.                       1,350,350
    11,100   Schering-Plough Corp.                531,412
     4,800   Warner-Lambert Co.                   596,400
                                              -----------
                                               13,128,557
                                              -----------
             MULTIPLE INDUSTRY (1.5%)
     2,800   Allied-Signal, Inc.                  235,200
     7,900   Minnesota Mining &                   805,800
                                              -----------
             Manufacturing Co.
                                                1,041,000
                                              -----------
             RAW MATERIALS (3.8%)
     4,100   Air Products & Chemicals, Inc.       333,125
    16,800   Du Pont (E.I.) De Nemours & Co.    1,056,300
    11,500   Monsanto Company                     495,219
    10,800   Nalco Chemical Co.                   417,150
    16,800   Pall Corp.                           390,600
                                              -----------
                                                2,692,394
                                              -----------

 8              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           LARGE COMPANY GROWTH FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

 ------------------------------------------------------
  SHARES     SECURITY                            VALUE
 ------------------------------------------------------
             RETAIL (5.4%)
     2,800   Dayton Hudson Corp.              $   148,925
     6,700   Gap, Inc.                            260,462
    10,100   Home Depot, Inc.                     696,269
     8,400   Kroger Co.*                          243,600
     1,400   May Department Stores Co.             66,150
    14,000   McDonalds Co.                        676,375
    42,900   Wal-Mart Stores, Inc.              1,450,556
     4,300   Walgreen Co.                         230,588
                                               ----------
                                                3,772,925
                                               ----------
             SHELTER (1.2%)
    17,300   Kimberly Clark Corp.                 860,675
                                               ----------
             TECHNOLOGY (16.1%)
     1,000   3COM Corp.                            45,000
     3,000   Applied Materials, Inc.              212,437
     5,300   Cabletron System, Inc.*              150,056
    15,900   Cisco Systems, Inc.*               1,067,287
     5,300   Compaq Computer Corp.*               526,025
     4,500   Computer Associates                  250,594
             International, Inc.
     3,300   Dell Computer Corp.                  387,544
    18,800   Hewlett-Packard Co.                1,052,800
    17,100   Intel Corp.                        2,424,994
     3,800   International Business Machines      342,713
    11,975   Lucent Technologies, Inc.            862,948
    23,100   Microsoft Corp.*                   2,919,263
     3,500   Northern Telecom Ltd.                318,500
     9,650   Oracle Corp.*                        486,119
     2,100   Parametric Tech.                      89,381
     1,900   Texas Instruments, Inc.              159,719
                                               ----------
                                               11,295,380
                                               ----------
             UTILITIES (3.4%)
    17,800   GTE Corp.                            780,975
    16,800   SBC Communications, Inc.           1,039,500
    18,300   Worldcom, Inc.*                      585,600
                                               ----------
                                                2,406,075
                                               ----------
             TOTAL COMMON STOCK
             (cost $52,828,424)                66,366,219
                                               ----------
             TOTAL INVESTMENTS IN SECURITIES
             (cost $52,828,424)                66,366,219
                                               ----------

---------
PRINCIPAL
---------

             REPURCHASE AGREEMENT (6.3%)
$4,413,000   Prudential Securities, Inc.,       4,413,000
                                              -----------
             6.05%, dated 06/30/97,
             07/01/97, Collateralized by
             $4,358,000 U.S. Treasury Note,
             6.875%, 05/15/06, market value
             $4,501,848 (cost $4,413,000)
             TOTAL INVESTMENTS
                                              $70,779,219
                                              ===========
             (cost $57,241,424)

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Cost for Federal income tax purposes: $57,259,724.

The abbreviations on the above statement stand for the following:

    ADR      American Depository Receipt
    PLC      Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT      9

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                              GOVERNMENT       ASSET        GROWTH      LARGE COMPANY
                                                 BOND       ALLOCATION    OPPORTUNITIES    GROWTH
                                              -----------   -----------   -----------   -------------
ASSETS
  Investments in securities, at value (cost
     $16,130,047, $23,709,217, $26,996,396
     and $52,828,424, respectively)           $16,090,644   $24,702,082   $30,757,430    $66,366,219
  Repurchase agreements, at cost                1,011,000     2,479,000     3,736,000      4,413,000
                                              -----------   -----------   -----------    -----------
     Total investments                         17,101,644    27,181,082    34,493,430     70,779,219
  Cash                                                604           407           401            915
  Receivable for investment securities sold     1,011,000     2,502,281     3,868,411      4,682,105
  Receivable for fund shares sold                      --        25,581        21,385        148,243
  Interest and dividends receivable               120,162       183,988        18,276         83,350
  Deferred organization expenses                    4,452         6,269         7,035          6,262
                                              -----------   -----------   -----------    -----------
     Total assets                              18,237,862    29,899,608    38,408,938     75,700,094
                                              -----------   -----------   -----------    -----------
LIABILITIES
  Payable for investment securities
     purchased                                  1,011,000     3,011,921     4,054,205      5,398,973
  Payable for fund shares repurchased                 399            --            --             --
  Management fee payable                            4,094        12,215        17,639         36,334
  Administration fee payable                        3,334         5,097         6,609         13,370
  Other accrued expenses                            3,433         6,516         8,772         20,510
                                              -----------   -----------   -----------    -----------
     Total liabilities                          1,022,260     3,035,749     4,087,225      5,469,187
                                              -----------   -----------   -----------    -----------
NET ASSETS                                    $17,215,602   $26,863,859   $34,321,713    $70,230,907
                                              ===========   ===========   ===========    ===========
REPRESENTED BY:
  Capital                                     $17,252,194   $23,642,243   $29,886,455    $55,049,463
  Net unrealized appreciation (depreciation)
     on investments                               (39,403)      992,865     3,761,034     13,537,795
  Accumulated undistributed net realized
     gain on investments and financial
     futures                                           84     2,224,775       675,860      1,643,206
  Accumulated undistributed net investment
     income (loss)                                  2,727         3,976        (1,636)           443
                                              -----------   -----------   -----------    -----------
NET ASSETS                                    $17,215,602   $26,863,859   $34,321,713    $70,230,907
                                              ===========   ===========   ===========    ===========
Shares of beneficial interest outstanding,
  no par value (unlimited number of shares
  authorized)                                   1,698,077     2,027,630     2,443,330      4,268,430
                                              ===========   ===========   ===========    ===========
NET ASSET VALUE, redemption and offering
  price per share                             $     10.14   $     13.25   $     14.05    $     16.45
                                              ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

10       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 GOVERNMENT     ASSET         GROWTH       LARGE COMPANY
                                                    BOND      ALLOCATION   OPPORTUNITIES      GROWTH
                                                 ----------   ----------    -----------    -------------
INVESTMENT INCOME:
INCOME:
  Dividend income                                 $     --    $   70,606    $    70,432     $   342,933
  Interest income                                  542,476       370,095         77,331         114,210
                                                  --------    ----------     ----------      ----------
     Total income                                  542,476       440,701        147,763         457,143
                                                  --------    ----------     ----------      ----------
EXPENSES:
  Investment advisory fees                          34,840        69,816         88,281         175,937
  Administration fees                               18,581        23,937         32,596          64,961
  Professional fees                                  4,770         5,256          7,673          14,806
  Custodian fees                                     5,746        15,954         23,959          16,629
  Insurance expense                                  2,529         1,720          2,205           4,807
  Trustees' fees                                       854           974          1,424           2,764
  Other                                              4,455         3,019          3,288           4,012
                                                  --------    ----------     ----------      ----------
     Total expenses before waivers                  71,775       120,676        159,426         283,916
     Less waivers                                  (13,708)      (20,939)       (10,027)        (13,244)
                                                  --------    ----------     ----------      ----------
     Net expenses                                   58,067        99,737        149,399         270,672
                                                  --------    ----------     ----------      ----------
NET INVESTMENT INCOME (LOSS)                      $484,409    $  340,964    $    (1,636)    $   186,471
                                                  --------    ----------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                $     --    $1,746,577    $   948,580     $ 1,667,737
  Net realized gain on financial futures                --       510,595        149,850              --
  Net change in unrealized appreciation
     (depreciation) on investments                  (9,944)      (13,390)     3,273,052       8,701,611
                                                  --------    ----------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (9,944)    2,243,782      4,371,482      10,369,348
                                                  --------    ----------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $474,465    $2,584,746    $ 4,369,846     $10,555,819
                                                  ========    ==========     ==========      ==========

See accompanying notes to financial statements.

        THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT             11

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    GOVERNMENT BOND                ASSET ALLOCATION
                                             ----------------------------    ----------------------------
                                               SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                             ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                                  1997            1996            1997            1996
                                             ----------------------------    ----------------------------
                                              (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                       $    484,409    $    752,961    $    340,964    $    328,956
  Net realized gain on investments and
     financial futures                                  --           3,774       2,257,172         283,448
  Net change in unrealized appreciation
     (depreciation) on investments                  (9,944)       (319,475)        (13,390)        615,234
                                               -----------     -----------     -----------     -----------
     Net increase in net assets resulting
       from operations                             474,465         437,260       2,584,746       1,227,638
                                               -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (482,057)       (752,586)       (336,988)       (323,941)
  From net realized gain from investment
     transactions                                       --          (3,690)             --        (283,448)
  In excess of net realized gain from
     investment transactions                            --              --              --         (39,340)
  Tax return of capital distribution                    --              --              --         (30,180)
                                               -----------     -----------     -----------     -----------
     Decrease in net assets from
       distributions to shareholders              (482,057)       (756,276)       (336,988)       (676,909)
                                               -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares               2,461,528       5,454,874       9,543,482       8,337,534
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                                 482,057         756,276         336,988         676,909
  Cost of shares redeemed                         (342,283)       (286,338)       (147,681)       (136,365)
                                               -----------     -----------     -----------     -----------
     Increase in net assets from capital
       share transactions                        2,601,302       5,924,812       9,732,789       8,878,078
                                               -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS                       2,593,710       5,605,796      11,980,547       9,428,807
                                               -----------     -----------     -----------     -----------
NET ASSETS -- BEGINNING OF PERIOD               14,621,892       9,016,096      14,883,312       5,454,505
                                               -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD                   $ 17,215,602    $ 14,621,892    $ 26,863,859    $ 14,883,312
                                               ===========     ===========     ===========     ===========
Undistributed net realized gain (loss) on
  investments and financial futures           $         84    $         84    $  2,224,775    $    (32,397)
                                               ===========     ===========     ===========     ===========
Undistributed net investment income           $      2,727    $        375    $      3,976    $         --
                                               ===========     ===========     ===========     ===========
SHARE ACTIVITY:
  Shares sold                                      242,875         533,833         765,640         716,926
  Reinvestment of distributions                     48,060          75,094          26,692          57,290
  Shares redeemed                                  (33,890)        (28,346)        (12,204)        (11,806)
                                               -----------     -----------     -----------     -----------
Net increase in number of shares                   257,045         580,581         780,128         762,410
                                               ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

12       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 GROWTH OPPORTUNITIES            LARGE COMPANY GROWTH
                                             ----------------------------    ----------------------------
                                               SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                             ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                                  1997            1996            1997            1996
                                             ----------------------------    ----------------------------
                                              (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                $     (1,636)   $    262,476    $    186,471    $    377,339
  Net realized gain on investments and
     financial futures                           1,098,430       1,332,692       1,667,737         908,100
  Net change in unrealized appreciation
     (depreciation) on investments               3,273,052         352,379       8,701,611       3,402,753
                                               -----------     -----------     -----------     -----------
     Net increase in net assets resulting
       from operations                           4,369,846       1,947,547      10,555,819       4,688,192
                                               -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            --        (262,683)       (186,028)       (378,493)
  From net realized gain from investment
     transactions                                       --      (1,332,692)             --        (909,099)
  In excess of net realized gain on
     investment transactions                            --        (400,841)             --         (24,531)
                                               -----------     -----------     -----------     -----------
     Decrease in net assets from
       distributions to shareholders                    --      (1,996,216)       (186,028)     (1,312,123)
                                               -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares               7,754,472      13,771,622      16,781,742      22,166,931
  Net asset value of shares issued to
     shareholders from reinvestment of
     distributions                                      --       1,996,216         186,028       1,312,123
  Cost of shares redeemed                         (141,406)        (65,570)             --         (80,813)
                                               -----------     -----------     -----------     -----------
     Increase in net assets from capital
       share transactions                        7,613,066      15,702,268      16,967,770      23,398,241
                                               -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS                      11,982,912      15,653,599      27,337,561      26,774,310

NET ASSETS -- BEGINNING OF PERIOD               22,338,801       6,685,202      42,893,346      16,119,036
                                               -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD                   $ 34,321,713    $ 22,338,801    $ 70,230,907    $ 42,893,346
                                               ===========     ===========     ===========     ===========
Undistributed net realized gain (loss) on
  investments and financial futures           $    675,860    $   (422,570)   $  1,643,206    $    (24,531)
                                               ===========     ===========     ===========     ===========
Undistributed net investment income (loss)    $     (1,636)   $         --    $        443    $         --
                                               ===========     ===========     ===========     ===========
SHARE ACTIVITY:
  Shares sold                                      610,660       1,104,187       1,119,291       1,716,635
  Reinvestment of distributions                         --         164,755          12,272          97,037
  Shares redeemed                                  (11,353)         (5,144)             --          (6,234)
                                               -----------     -----------     -----------     -----------
Net increase in number of shares                   599,307       1,263,798       1,131,563       1,807,438
                                               ===========     ===========     ===========     ===========

See accompanying notes to financial statements.

            THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT         13

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                               GOVERNMENT BOND
                                                          ---------------------------------------------------------
                                                            SIX MONTHS      YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                                          ENDED JUNE 30,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                               1997            1996          1995         1994*
                                                          ---------------  ------------  ------------  ------------
                                                           (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                    $  10.15        $  10.48       $ 9.69        $10.00
                                                          --------        --------       ------        ------
 Net investment income                                        0.30            0.59         0.64          0.22
 Net realized and unrealized appreciation (depreciation)     (0.01)          (0.33)        0.94         (0.31)
                                                          --------        --------       ------        ------
    Total from investment operations                          0.29            0.26         1.58         (0.09)
                                                          --------        --------       ------        ------
 Distributions from net investment income                    (0.30)          (0.59)       (0.64)        (0.22)
 Distributions from net realized gains
    from investment transactions                                --              --        (0.15)           --
 Distributions in excess of net realized
    gains from investment transactions                          --              --           --            --
 Tax return of capital distribution                             --              --           --            --
                                                          --------        --------       ------        ------
    Total distributions                                      (0.30)          (0.59)       (0.79)        (0.22)
                                                          --------        --------       ------        ------
 Net increase (decrease) in net asset value                  (0.01)          (0.33)        0.79         (0.31)
                                                          --------        --------       ------        ------
NET ASSET VALUE -- END OF PERIOD                          $  10.14        $  10.15       $10.48        $ 9.69
                                                          ========        ========       ======        ======
Total return**                                                2.94%           2.69%       16.69%         (.90%)
RATIOS AND SUPPLEMENTAL DATA:**
 Net assets, end of period (000)                          $ 17,216        $ 14,622       $9,016        $5,112
 Ratio of expenses to average net assets                       .75%            .75%         .75%          .75%
 Ratio of expenses to average net assets
    excluding waivers/reimbursements***                        .93%           1.01%        1.47%         1.94%
 Ratio of net investment income to average
    net assets                                                6.26%           6.11%        6.54%         6.09%
 Ratio of net investment income to average net
    assets excluding waivers/reimbursements***                6.08%           5.85%        5.80%         4.90%
 Portfolio turnover                                            6.1%           21.3%        34.1%          3.5%
 Average commission rate paid****                               --              --           --            --


                                                                                  ASSET ALLOCATION
                                                              ---------------------------------------------------------
                                                                SIX MONTHS      YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                                               ENDED JUNE 30,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                   1997            1996          1995         1994*
                                                              --------------   ------------  ------------  ------------
                                                               (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                           $  11.93        $  11.24       $ 9.81        $10.00
                                                                  -------         -------       ------        ------
 Net investment income                                               0.19            0.34         0.36          0.06
 Net realized and unrealized appreciation (depreciation)             1.32            0.98         1.64         (0.19)
                                                                  -------         -------       ------        ------
    Total from investment operations                                 1.51            1.32         2.00         (0.13)
                                                                  -------         -------       ------        ------
 Distributions from net investment income                           (0.19)          (0.34)       (0.36)        (0.06)
 Distributions from net realized gains
    from investment transactions                                       --           (0.23)       (0.21)           --
 Distributions in excess of net realized
    gains from investment transactions                                 --           (0.04)          --            --
 Tax return of capital distribution                                    --           (0.02)          --            --
                                                                  -------         -------       ------        ------
    Total distributions                                             (0.19)          (0.63)       (0.57)        (0.06)
                                                                  -------         -------       ------        ------
 Net increase (decrease) in net asset value                          1.32            0.69         1.43         (0.19)
                                                                  -------         -------       ------        ------
NET ASSET VALUE -- END OF PERIOD                                 $  13.25        $  11.93       $11.24        $ 9.81
                                                                  =======         =======       ======        ======
Total return**                                                      12.73%          11.92%       20.69%        (1.32%)
RATIOS AND SUPPLEMENTAL DATA:**
 Net assets, end of period (000)                                 $ 26,864        $ 14,883       $5,455        $2,063
 Ratio of expenses to average net assets                             1.00%           1.00%        1.00%         1.00%
 Ratio of expenses to average net assets
    excluding waivers/reimbursements***                              1.21%           1.44%        1.96%         2.36%
 Ratio of net investment income to average
    net assets                                                       3.42%           3.27%        3.66%         1.88%
 Ratio of net investment income to average net
    assets excluding waivers/reimbursements***                       3.21%           2.83%        2.70%          .52%
 Portfolio turnover                                                  53.1%           64.8%        66.3%           --
 Average commission rate paid****                                  4.2716c         4.4023c          --            --

------------------------------------------------------
   * Initial public offering was August 1, 1994.

  ** Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 *** Ratios calculated as if no expenses were waived.

**** Represents the total amount of commission paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

14       THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                             GROWTH OPPORTUNITIES
                                                           ---------------------------------------------------------
                                                             SIX MONTHS      YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                                           ENDED JUNE 30,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                1997            1996          1995         1994*
                                                           --------------   ------------  ------------  ------------
                                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                     $  12.11        $  11.52       $ 9.70        $10.00
                                                           --------        --------       ------        ------
 Net investment income                                           --            0.18         0.04            --
 Net realized and unrealized appreciation (depreciation)       1.94            1.62         2.29         (0.30)
                                                           --------        --------       ------        ------
    Total from investment operations                           1.94            1.80         2.33         (0.30)
                                                           --------        --------       ------        ------
 Distributions from net investment income                        --           (0.19)       (0.04)           --
 Distributions from net realized gains
    from investment transactions                                 --           (0.78)       (0.47)           --
 Distributions in excess of net realized
    gains from investment transactions                           --           (0.24)          --            --
                                                           --------        --------       ------        ------
    Total distributions                                          --           (1.21)       (0.51)           --
                                                           --------        --------       ------        ------
    Net increase (decrease) in net asset value                 1.94            0.59         1.82         (0.30)
                                                           --------        --------       ------        ------
NET ASSET VALUE -- END OF PERIOD                           $  14.05        $  12.11       $11.52        $ 9.70
                                                           ========        ========       ======        ======
Total return**                                                16.02%          15.67%       24.06%        (3.00%)
RATIOS AND SUPPLEMENTAL DATA:**
 Net assets, end of period (000)                           $ 34,322        $ 22,339       $6,685        $  940
 Ratio of expenses to average net assets                       1.10%           1.06%         .90%          .90%
 Ratio of expenses to average net assets
    excluding waivers/reimbursements***                        1.17%           1.40%        2.78%         2.96%
 Ratio of net investment income to average
    net assets                                                 (.01%)          1.85%         .46%         (.17%)
 Ratio of net investment income to average
    net assets excluding waivers/reimbursements***             (.09%)          1.51%       (1.42%)       (2.22%)
 Portfolio turnover                                           112.5%          326.9%       193.3%          3.5%
 Average commission rate paid****                            5.2640c         3.1357c          --            --

                                                                                       LARGE COMPANY GROWTH
                                                                     ---------------------------------------------------------
                                                                       SIX MONTHS      YEAR ENDED    YEAR ENDED   AUGUST 1, -
                                                                     ENDED JUNE 30,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                          1997            1996          1995         1994*
                                                                     --------------   ------------  ------------  ------------
                                                                      (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                               $  13.67        $  12.12      $   9.99       $10.00
                                                                      -------         -------       -------       ------
 Net investment income                                                   0.05            0.16          0.20         0.05
 Net realized and unrealized appreciation (depreciation)                 2.78            1.86          2.20         0.01
                                                                      -------         -------       -------       ------
    Total from investment operations                                     2.83            2.02          2.40         0.06
                                                                      -------         -------       -------       ------
 Distributions from net investment income                               (0.05)          (0.16)        (0.20)       (0.05)
 Distributions from net realized gains
    from investment transactions                                           --           (0.30)        (0.07)       (0.02)
 Distributions in excess of net realized
    gains from investment transactions                                     --           (0.01)           --           --
                                                                      -------         -------       -------       ------
    Total distributions                                                 (0.05)          (0.47)        (0.27)       (0.07)
                                                                      -------         -------       -------       ------
    Net increase (decrease) in net asset value                           2.78            1.55          2.13        (0.01)
                                                                      -------         -------       -------       ------
NET ASSET VALUE -- END OF PERIOD                                     $  16.45        $  13.67      $  12.12       $ 9.99
                                                                      =======         =======       =======       ======
Total return**                                                          20.72%          16.67%        24.13%        0.52%
RATIOS AND SUPPLEMENTAL DATA:**
 Net assets, end of period (000)                                     $ 70,231        $ 42,893      $ 16,119       $4,175
 Ratio of expenses to average net assets                                 1.00%            .98%          .90%         .90%
 Ratio of expenses to average net assets
    excluding waivers/reimbursements***                                  1.05%           1.16%         1.64%        2.08%
 Ratio of net investment income to average
    net assets                                                            .69%           1.29%         2.02%        1.39%
 Ratio of net investment income to average
    net assets excluding waivers/reimbursements***                        .64%           1.11%         1.28%         .22%
 Portfolio turnover                                                      21.6%           38.7%         37.4%         4.4%
 Average commission rate paid****                                       3.4311c         3.6143c           --           --

------------------------------------------------------
   * Initial public offering was August 1, 1994.

  ** Ratios are annualized for periods less than one year. Total return and portfolio turnover are not annualized.

 *** Ratios calculated as if no expenses were waived.

**** Represents the total amount of commission paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

              THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT     15

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                           JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The ONE(R) GROUP(SM) Investment Trust (the "Trust") was organized as a Massachusetts Business Trust on June 7, 1993. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust comprises four portfolios: the Government Bond Fund, the Asset Allocation Fund, the Growth Opportunities (formerly the Small Company Growth) Fund, and the Large Company Growth Fund (the Funds). The shares of the Funds are sold only to Nationwide Life and Annuity Insurance Company, a subsidiary of Nationwide Insurance Company, to fund the benefits of the ONE(R) GROUP(SM) Variable Annuity.

Effective May 1, 1996, the Small Company Growth Fund changed its name to the Growth Opportunities Fund.

Banc One Investment Advisors Corporation (Banc One) serves as Investment Advisor to the Trust. Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), serves as Administrator to the Trust. Nationwide Investors Services, Inc. (NIS), an affiliate of NAS, serves as the Transfer Agent to the Trust. For its services, NIS receives an annual fee of $2,500 for each fund.

Investment operations commenced on August 23, 1994 for the Government Bond and the Large Company Growth Funds, September 29, 1994 for the Asset Allocation Fund and November 3, 1994 for the Growth Opportunities Fund.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization costs incurred in connection with the organization and initial registration of the Trust were paid by the Administrator and have been reimbursed by the Funds. Such organization costs have been deferred and are being amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last sale price on the principal exchange, or if the securities are traded only in the over-the-counter market, they are valued at the last quoted sale price, or if there is no sale, at the quoted bid prices. Corporate debt securites and debt securites of U.S. issuers, including municipal securities are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments for which there are no such quotations are carried at fair value as determined by the Advisor under the direction of the Board of Trustees.

The funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

16     THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal Income Taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Net realized gains or losses from sales of securities are determined on the specific identification method. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. The Funds declare and pay income dividends quarterly. Distributable net realized capital gains are declared and distributed at least annually. Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-capital.

Accordingly, as of December 31, 1996, the capital accounts have been adjusted by the following amounts:

                                   UNDISTRIBUTED
                                  NET INVESTMENT     DISTRIBUTIONS IN EXCESS
                                      INCOME          OF NET REALIZED GAIN            CAPITAL
                                  ---------------   -------------------------     ----------------
        Asset Allocation              $(5,015)               $41,068                  $(36,053)

EXPENSES

Direct expenses of a Fund are allocated to that Fund. The general expenses of the Trust are allocated to the Funds based on the relative net assets of the Funds at the time the expense is incurred.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                 THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT     17

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 - AGREEMENTS

As Investment Advisor, Banc One manages the investments of each Fund of the Trust and earns a fee from the Funds at the following annual rates: .45% of the average daily net assets of the Government Bond Fund, .70% of the average daily net assets of the Asset Allocation Fund, .65% of the average daily net assets of the Growth Opportunities Fund and .65% of the average daily net asset of the Large Company Growth Fund. Such fees are calculated daily and paid monthly.

NAS provides administrative and accounting services to the Funds. For its services, NAS earns a fee from the Trust at an annual rate of .24% of the Trust's aggregate average daily net assets up to $250 million, .19% of such net assets in excess of $250 million but less that $500 million, .16% of such net assets in excess of $500 million but less than $1 billion, and .14% of such net assets in excess of $1 billion.

The Investment Advisor has voluntarily agreed to waive all or part of its fees in order to limit the Funds' operating expenses to no more than .75% of the average daily net assets of the Government Bond Fund, 1.00% of the average daily net assets of the Asset Allocation Fund, 1.10% of the average daily net assets of the Growth Opportunities Fund and 1.00% of the average daily net assets of the Large Company Growth Fund. Prior to May 1, 1996, the Growth Opportunities and Large Company Growth Funds' expense limits were both .90%. During the six months ended June 30, 1997, the Investment Advisor voluntarily waived fees in the amount of $13,708 in the Government Bond Fund, $20,939 in the Asset Allocation Fund, $10,027 in the Growth Opportunities Fund and $13,244 in the Large Company Growth Fund, representing $.018, $.026, $.009 and $.007 per average share, respectively.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government obligations, short-term securities and financial futures), and purchases and sales of U.S. Government obligations for the six months ended June 30, 1997 are summarized as follows:

                                                                    SECURITIES
                                                            PURCHASES           SALES
                                                           -----------       -----------
        Government Bond                                    $ 2,548,242       $   931,262
        Asset Allocation                                    15,724,963         6,747,770
        Growth Opportunities                                34,267,970        26,922,064
        Large Company Growth                                27,908,267         9,227,859

                                                            U.S. GOVERNMENT OBLIGATIONS
                                                            PURCHASES           SALES
                                                           -----------       -----------

        Government Bond                                     $  205,471          $     --
        Asset Allocation                                     4,246,188                --
        Growth Opportunities                                   128,330           110,000

The Asset Allocation and Growth Opportunities Funds are engaged in trading financial futures contracts. The funds are exposed to market risks in excess of the amounts recognized in the statement of assets and liabilities as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" such futures on a daily basis, to reflect the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Realized gains and losses have been computed on the specific identification method.

18     THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT

                     THE ONE(R) GROUP(SM) INVESTMENT TRUST

                           JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract was originally struck. The Funds' purpose in entering into futures contracts is to remain fully invested and reduce transaction costs.

Net unrealized appreciation (depreciation) on investments at June 30, 1997, based on cost for Federal income tax purposes, was as follows:

                                                   GROSS             GROSS          NET UNREALIZED
                                                 UNREALIZED        UNREALIZED        APPRECIATION
                                                APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                                                ------------     --------------     --------------
    Government Bond                             $    124,009       $ (163,412)       $    (39,403)
    Asset Allocation                               1,031,569          (84,496)            947,073
    Growth Opportunities                           4,060,077         (493,165)          3,566,912
    Large Company Growth                          13,714,009         (194,514)         13,519,495

NOTE 5 - SHARES HELD BY AFFILIATES

As of June 30, 1997, Nationwide Life and Annuity Insurance Company beneficially owned shares of the Funds with the following net asset values:

                Government Bond                                     $6,112,199
                Asset Allocation                                     1,465,039
                Growth Opportunities                                    40,366
                Large Company Growth                                 5,272,340

As of June 30, 1997, Banc One Capital Corporation owned shares of the Asset Allocation Fund with a net asset value of $676,174.

                 THE ONE(R) GROUP(SM) INVESTMENT TRUST SEMI-ANNUAL REPORT     19